Note 3 - Acquisition - Schedule of Pro Forma Information (Details) - Enercon Technologies, Ltd [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue, net	$ 632,130	$ 735,522
Net earnings	56,154	56,448
Less: Net earnings attributable to non-controlling interest	4,131	1,176
Net earnings attributable to Bel Fuse	$ 52,023	$ 55,272
Common Class A [Member]
Earnings per common share - basic and diluted (in dollars per share)	$ 3.94	$ 4.13
Common Class B [Member]
Earnings per common share - basic and diluted (in dollars per share)	$ 4.16	$ 4.37